Financial Instruments (Notes)	6 Months Ended
Jun. 30, 2014
FINANCIAL INSTRUMENTS [Abstract]
Financial Instruments Disclosure [Text Block]
14.     FINANCIAL INSTRUMENTS

Fair values
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value of hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values and estimated fair values of our financial instruments at June 30, 2014 and December 31, 2013 are as follows:

		June 30, 2014		December 31, 2013
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair value	Carrying Value	Fair Value
Non-Derivatives:

Cash and cash equivalents	Level 1	484,683	484,683	125,347	125,347
Restricted cash	Level 1	3,111	3,111	26,543	26,543
Investment in available-for-sale securities	Level 1	325,684	325,684	267,352	267,352
Cost method investment	Level 3	204,172	330,065	204,172	218,647
Short-term debt due from a related party	Level 2	20,000	20,000	—	—
Long-term debt - convertible bonds (1)	Level 2	235,490	319,678	233,020	254,063
Long-term debt - floating (1)	Level 2	546,559	546,559	434,008	434,008
Long-term debt - due to related party (1)	Level 2	—	—	50,000	50,000

Derivatives:
Interest rate swaps asset (2) (3)	Level 2	16,979	16,979	46,827	46,827
Interest rate swaps liability (2) (3)	Level 2	6,874	6,874	11,401	11,401
Foreign currency swaps liability (2)	Level 2	—	—	729	729

1.	Our debt obligations are recorded at amortized cost in the consolidated balance sheets.

2.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

3.
The fair value/carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges for accounting purposes as of June 30, 2014 and December 31, 2013 was a liability of $3.0 million (with a notional amount of $127.5 million) and $5.3 million (with a notional amount of $128.0 million), respectively as of June 30, 2014. The expected maturity of these interest rate agreements is from January 2015 to April 2015.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	The carrying amounts of accounts receivable, accounts payable, accrued liabilities and working capital facilities approximate fair values because of the short maturity of those instruments.

•	The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

•
The estimated fair value for restricted cash is considered to be equal to the carrying value since restricted cash bears variable interest rates which are reset on a quarterly basis and short-term investments are placed for periods of less than six months.

•
The carrying amount of the investment in available-for-sale ("AFS") securities reported in the balance sheet represents unrealized gains and losses on these securities, which are recognized directly in equity unless a gain is realized upon sale of these units or an unrealized loss is considered "other than temporary" in which case it is transferred to the statement of operations. The basis of valuation of the investment in AFS securities is at market value.

•
The carrying value of cost method investments refers to our holdings in Golar Partners (representing the general partner units and incentive distribution rights ("IDRs") which were measured at fair value as of the deconsolidation date December 13, 2012) and OLT Offshore LNG Toscana S.p.A ("OLT‑O"). As of June 30, 2014, we did not identify any events or changes in circumstances that would indicate the carrying values of our investments in Golar Partners and OLT-O were not recoverable. The fair value of our general partner units was based on the share price of the publicly traded common units of Golar Partners adjusted for restrictions over the transferability and reduction in voting rights. While the fair value of the IDRs was determined using a Monte Carlo simulation method.

•	For our investment in OLT-O, as we have no established method of determining the fair value of this investment, we did not estimate the fair value of this investment as of June 30, 2014.

•	The estimated fair value for the liability component of the unsecured convertible bonds is based on the quoted market price as at the balance sheet date.

•
The estimated fair values for both the floating long-term debt and long-term debt to a related party are considered to be equal to the carrying values since they bear variable interest rates, which are reset on a quarterly or six-monthly basis.

•
The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The mark-to-market gain or loss of our interest rate and foreign currency swaps that are not designated as hedges for accounting purposes is reported in the statement of operations caption "other financial items, net" (see note 7).

The fair value measurement of a liability must reflect the non-performance of the entity. Therefore, the impact of our credit worthiness has also been factored into the fair value measurement of the derivative instruments in a liability position.

The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements. It is our policy to enter into master netting agreements with counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of the amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us.

As of June 30, 2014, we entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below. The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,512,500	2014 to 2021	1.14% to 4.59%

As of December 31, 2013, our interest rate swaps had a total notional amount of $128.0 million with maturity dates in 2015 and and fixed interest rates ranging from 3.57% to 4.52%.

During the six months ended June 30, 2014 following the disposal of the Golar Igloo in March 2014, Golar Partners assumed Golar Igloo's bank debt and the related interest rate swap with a notional value of $100 million.

As of June 30, 2014, the notional principal amount of the debt outstanding subject to interest rate swap agreements was$1,512.5 million (December 31, 2013: $1,638.0 million). Interest rate swaps with a notional value of $25.0 million expired during the six months ended June 30, 2014.

The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to counterparty by offsetting them against amounts that the counterparty owes to us. We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of June 30, 2014 and December 31, 2013 would be adjusted as detailed in the following table:

	June 30, 2014			December 31, 2013
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	16,979	(2,197)	14,782	46,827	(4,327)	42,500
Total liability derivatives	6,874	(2,197)	4,677	12,130	(4,327)	7,803